SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Additional Information (Details) kr / shares in Units, $ / shares in Units, kr in Millions	1 Months Ended					12 Months Ended
	Sep. 30, 2023 shares	May 31, 2021 USD ($) shares	May 31, 2021 NOK (kr) kr / shares shares	Feb. 28, 2021 USD ($) shares	Feb. 28, 2021 NOK (kr) kr / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, value, authorized | $						$ 15,000,000	$ 15,000,000	$ 15,000,000	$ 10,000,000	$ 15,000,000
Common stock, shares, authorized (in shares) | shares							300,000,000	300,000,000	200,000,000	300,000,000
Share capital, par value (in dollars per share) | $ / shares						$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Treasury shares acquired (in shares) | shares						1,107,328	400,000	0	0
Treasury stock, purchase price | $						$ 8,357,000	$ 3,273,000	$ 0
Treasury shares held (in shares) | shares							1,562,328	705,000	755,000
Exercised (in shares) | shares	250,000					250,000	450,000
Loss on treasury shares distributed | $						$ (1,844,000)	$ (2,568,000)	$ (1,077,000)
Net proceeds from share issuance | $						0	0	352,225,000
Dividends to shareholders | $						$ 100,000,000	$ 471,700,000	$ 320,700,000
Dividends per share (in dollars per share) | $ / shares						$ 0.50	$ 2.35	$ 1.60
Share capital, shares outstanding (in shares) | shares						199,628,293	200,485,621	200,435,621
2022 Share Buy-Back Program
Class of Stock [Line Items]
Treasury shares held (in shares) | shares							1,507,328
2019 Share Buy-Back Program
Class of Stock [Line Items]
Treasury shares held (in shares) | shares							55,000
2016 Share Option Scheme
Class of Stock [Line Items]
Shares issued for equity incentive plan (in shares) | shares								190,000
Repurchases of shares | $								$ 400,000
Private Placement
Class of Stock [Line Items]
Net proceeds from share issuance		$ 16,900,000	kr 143.6	$ 338,000,000	kr 2,873.0
Shares issued (in shares) | shares		2,710,377	2,710,377	54,207,547	54,207,547
Sale of stock, price (NOK per share) | kr / shares			kr 53.00		kr 53.00
Consideration received on sale of stock | $		$ 16,900,000		$ 335,300,000
Private Placement | Hemen Holdings Ltd
Class of Stock [Line Items]
Shares issued (in shares) | shares				27,103,773	27,103,773
Consideration received on sale of stock | $				$ 169,000,000
Contributed capital surplus
Class of Stock [Line Items]
Reclassified from additional paid in capital | $						$ 0	$ 0	350,671,000
Accumulated earnings (deficit)
Class of Stock [Line Items]
Loss on treasury shares distributed | $						$ 1,150,000	$ 1,740,000	$ 441,000